Revenue from contracts with customers and trade receivables (Tables)	12 Months Ended
Mar. 31, 2024
Revenue [abstract]
Schedule of Revenue from contracts with customers [Table Text Block]
Revenue
from contracts with customers
:

	For the Year Ended March 31,
	2024		2023		2022
Sales	Rs.	271,396	Rs.	234,595	Rs.	205,144
Service income		5,655		4,508		4,380
License fees (1)		2,113		6,776		4,867
	Rs.	279,164	Rs.	245,879	Rs.	214,391

(1)

During the year ended March 31, 2023, this primarily includes the following amounts:

•	Rs.902 from the sale of brands Z&D, Pedicloryl, Pecef and Ezinapi to J.B. Chemicals and Pharmaceuticals Limited;
•	Rs.1,399 from the sale of brands Styptovit-E, Finast, Finast-T and Dynapres to Torrent Pharmaceuticals Limited; and
•	Rs.2,640 from the sale of certain non-core dermatology brands to Eris Lifesciences Limited.

Details of deferred revenue [Table Text Block]
Tabulated below is the reconciliation of deferred revenue for the years ended March 31, 2024 and 2023.

	For the Year Ended March 31,
	2024		2023
Balance as of April 1	Rs.	2,367	Rs.	2,832
Revenue recognized during the year		(1,768)		(2,091)
Milestone payment received during the year		968		1,626
Balance as of March 31	Rs.	1,567	Rs.	2,367
Current		374		812
Non-current		1,193		1,555

Details of significant gross to net adjustments relating to Company's North America Generics business [Table Text Block]
A roll-forward for each major accrual for the Company’s North America Generics business for the fiscal years ended March 31, 2022, 2023 and 2024 is as follows:

Particulars	Chargebacks	Rebates	Medicaid	Refund Liability (3)
	(All amounts in U.S.$)
Beginning Balance: April 1, 2021	202	78	13	19
Current provisions relating to sales during the year	1,897	235	23	25
Provisions and adjustments relating to sales in prior years	*	-	-	-
Credits and payments**	(1,836)	(219)	(23)	(20)
Ending Balance: March 31, 2022	263	94	13	24

Beginning Balance: April 1, 2022	263	94	13	24
Current provisions relating to sales during the year (1)	2,121	209	22	32
Provisions and adjustments relating to sales in prior years	*	-	-	-
Credits and payments**	(2,137)	(216)	(22)	(21)
Ending Balance: March 31, 2023	247	87	13	35

Beginning Balance: April 1, 2023	247	87	13	35
Current provisions relating to sales during the year (2)	2,844	322	31	21
Provisions and adjustments relating to sales in prior years	*	-	-	-
Credits and payments**	(2,803)	(307)	(25)	(21)
Ending Balance: March 31, 2024	288	102	19	35

*
Currently, the Company does not separately track provisions and adjustments, in each case to the extent relating to prior years for chargebacks. However, the adjustments are expected to be non-material. The volumes used to calculate the closing balance of chargebacks represent approximately 1.
0
to 1.4 months equivalent of sales, which corresponds to the pending chargeback claims yet to be processed.

**	Currently, the Company does not separately track the credits and payments, in each case to the extent relating to prior years for chargebacks, rebates, Medicaid payments or refund liability.

(1)
Chargebacks provisions and payments for the year ended March 31, 2023 were each higher as compared to the year ended March 31, 2022, primarily as a result of higher sales volumes and also due to higher pricing rates per unit for chargebacks on account of reduction
s
in the contract prices through which the product is resold in the retail part of the supply chain for certain of the Company’s

products.

The foregoing were partially off-set due to a lower pricing rates per unit for chargebacks, primarily on account of a reduction in the invoice price to wholesalers for certain of the Company’s
 products. The rebate provisions and payments for the year ended March 31, 2023 were each lower as compared to the year ended March 31, 2022, primarily as a result of lower pricing rates per unit for rebates, due to reduction in the contract prices through which the product is resold in the retail part of the supply chain for certain of the Company’s
products.

(2)
Chargebacks provisions and payments for the year ended March 31, 2024 were each higher as compared to the year ended March 31, 2023, primarily as a result of the Company’s acquisition of a U.S. generic prescription products portfolio from Mayne Pharma Group Limited in April 2023, higher sales volumes and also due to higher pricing rates per unit for chargebacks. Such higher pricing rates were on account of reductions in the contract prices through which the product is resold in the retail part of the supply chain for certain of the Company’s products.

The rebate provisions and payments for the year ended March 31, 2024 were each higher as compared to the year ended March 31, 2023, primarily as a result of the aforesaid generic portfolio acquisition from Mayne Pharma Group Limited, as well as higher sales volumes for the Company’s base portfolio products.

(3)
The Company’s overall provision for refund liability as of March 31, 2024 relating to the Company’s North America Generics business was U.S.$35, compared to a liability of U.S.$35 as of March 31, 2023. The refund liability created for new product launches and volume growth, were off-set by the reductions in the contract prices and by product mix changes.

Details of refund liabilities [Table Text Block]
Refund liabilities:

	For the Year Ended March 31,
	2024		2023
Balance at the beginning of the year	Rs.	4,716	Rs.	3,583
Provision made during the year, net of reversals		1,121		4,606
Provision used during the year		(1,306)		(3,649)
Effect of changes in foreign exchange rates		48		176
Balance at the closing of the year	Rs.	4,579	Rs.	4,716
Current	Rs.	4,579	Rs.	4,716
Non-current		-		-

Details of contract liabilities [Table Text Block]	Contract liabilities:
	As of March 31,
	2024		2023
Advance from customers	Rs.	1,061	Rs.	1,169
	Rs.	1,061	Rs.	1,169